CONVERTIBLE DEBT (Details) $ in Millions		1 Months Ended	12 Months Ended
	Mar. 07, 2022 USD ($) D	Jun. 30, 2022	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 03, 2020 USD ($)
DEBT
Percentage of repurchase aggregate principal amount		93.20%
Debt, current			$ 24.5	$ 6.1
Long term debt, current (excluding coupon interest, convertible notes)			$ 5.3	$ 6.1
Minimum
DEBT
Percentage of repurchase aggregate principal amount			99.00%
Convertible notes issued in 2020
DEBT
Aggregate principal amount	$ 1,250.0				$ 1,250.0
Interest rate (as a percent)					0.75%
Suspension of trading, number of days | D	5